UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS DYNAMIC MULTI-STRATEGY FUND

FORM N-Q

APRIL 30, 2017

QS DYNAMIC MULTI-STRATEGY FUND

Schedule of investments (unaudited)	April 30, 2017

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.4%
iShares Trust:
iShares Core U.S. Aggregate Bond	466	$50,910
iShares MSCI EAFE Index Fund	581	37,068
iShares Russell 1000 Growth Index Fund	936	108,885
iShares Russell 1000 Value Index Fund	921	105,657
iShares Russell 2000 Index Fund	396	55,068
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	34,844	685,725	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	72,334	773,968	(a)
QS International Equity Fund, Class IS Shares	24,804	387,195	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares	17,045	233,685	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,924	438,795	(a)
ClearBridge Appreciation Fund, Class IS Shares	21,529	480,309	(a)
ClearBridge International Value Fund, Class IS Shares	14,227	153,513	(a)
ClearBridge Small Cap Fund, Class IS Shares	773	45,675	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares	55,905	1,004,046	(a)
The Royce Fund - Royce Heritage Fund, Investment Class Shares	15,315	235,092	(a)
Vanguard Index Funds - Vanguard Total International Bond ETF	1,175	63,861
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	62,927	787,846	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $4,727,377)		5,647,298

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.4%
S&P 500 Index Futures, Put @ $1,875.00		6/15/18	1	$100	3,255
S&P 500 Index Futures, Put @ $1,900.00		6/15/18	2	200	7,010
S&P 500 Index Futures, Put @ $1,925.00		6/15/18	1	100	3,765
S&P 500 Index Futures, Put @ $1,950.00		6/15/18	1	100	4,043
S&P 500 Index Futures, Put @ $2,050.00		6/15/18	1	100	5,445

TOTAL PURCHASED OPTIONS (Cost - $33,148)					23,518

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,760,525)					5,670,816

	RATE			SHARES
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $24,224)	0.679%			24,224	24,224

TOTAL INVESTMENTS - 100.2% (Cost - $4,784,749#)					5,695,040
Liabilities in Excess of Other Assets - (0.2)%					(11,485)

TOTAL NET ASSETS - 100.0%					$5,683,555

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds are available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Dynamic Multi-Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant

2

Notes to Schedule of Investments (unaudited) (continued)

information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$5,647,298	—	—	$5,647,298
Purchased Options	4,043	$19,475	—	23,518

Total Long-Term Investments	$5,651,341	$19,475	—	$5,670,816

Short-Term Investments†	24,224	—	—	$24,224

Total Investments	$5,675,565	$19,475	—	$5,695,040

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$919,921
Gross unrealized depreciation	(9,630)

Net unrealized appreciation	$910,291

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Fund. Based on the Fund’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2017. The following transactions were effected in shares of such Underlying Funds for the period ended April 30, 2017.

3

Notes to Schedule of Investments (unaudited) (continued)

Underlying Funds	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2017
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$674,492	$5,000	257	$18,902	1,006	$1,098	—	—	$25,135	$685,725
Legg Mason Global Asset Management Trust - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	767,843	21,196	2,040	43,803	4,254	1,197	$1,196	—	28,732	773,968
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	375,636	—	—	14,575	995	425	—	—	26,134	387,195
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	224,369	5,000	363	—	—	—	—	—	4,316	233,685
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	442,354	—	—	18,456	87	1,544	—	—	14,897	438,795
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	460,173	5,000	232	9,609	450	391	—	—	24,745	480,309
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	150,170	—	—	4,719	467	281	—	—	8,062	153,513
Legg Mason Partners Equity Trust - ClearBridge Small Cap Fund, Class IS Shares	44,353	—	—	—	—	—	—	—	1,322	45,675
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	971,126	5,000	286	23,739	1,405	1,261	—	—	51,659	1,004,046
The Royce Fund - Royce Heritage Fund, Investment Class Shares	227,894	—	—	—	—	—	—	—	7,198	235,092
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	778,625	29,569	2,383	29,781	2,401	219	4,569	—	9,433	787,846

	$5,117,035	$70,765		$163,584		$6,416	$5,765	—	$201,633	$5,225,849

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 23, 2017